[Letterhead of Skadden, Arps, Slate, Meagher & Flom LLP]

September 2, 2016

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Guggenheim Strategic Opportunities Fund N-2 Filing

Ladies and Gentlemen:

On behalf of Guggenheim Strategic Opportunities Fund (the "Fund"), we are enclosing herewith for filing pursuant to the Securities Act of 1933, as amended (the "Securities Act"), and the General Rules and Regulations of the Securities and Exchange Commission (the "Commission") thereunder, and the Investment Company Act of 1940, as amended, and the General Rules and Regulations of the Commission thereunder, one electronically signed Registration Statement on Form N-2 (the "Registration Statement").

The Registration Statement relates to the offering of the Fund’s common shares, including pursuant to rights to subscribe for the Fund’s common shares, on a delayed or continuous basis in reliance on Rule 415 under the Securities Act.

The Registration Statement is being filed as a replacement shelf registration statement prior to the third anniversary of the initial effective date of the Fund’s current shelf registration statement (File Nos. 333-190872 and 811-21982) (the “Prior Registration Statement”) in accordance with Rule 415(a)(5) and Rule 415(a)(6).

A registration fee of $5,258.75 has been transmitted prior to filing. Pursuant to Rule 415(a)(6) and Rule 457(p) under the Securities Act, a registration fee amount of $7,328.75 which represents that portion of the registration fee attributable to the unsold securities under the Prior Registration Statement, is being applied to and offset against the registration fee currently due.

On behalf of the Fund, we hereby request selective review of the Registration Statement in accordance with SEC Release No. 33-6510 (February 15, 1984).  The disclosure included in the Registration Statement is identical to that included in the Prior Registration Statement, other than bringing the financial statements up to date, updating certain risk factors to reflect recent market developments, updating disclosure to reflect previously disclosed changes to non-fundamental investment policies, and certain other non-material changes.

If you have any questions or require any further information with respect to this Registration Statement, please call me at (312) 407-0641.

Very truly yours,

/s/ Kevin T. Hardy
Kevin T. Hardy

Enclosure